Fair Value Measurements (Details Narrative) - Northern Lights Acquisition Corp [Member] - USD ($)	Dec. 31, 2021	Jun. 28, 2021
Warrant [Member]
Cash and Cash Equivalents [Line Items]
Derivative warrant liability		$ 5,031,474
Private Placement Warrants [Member]
Cash and Cash Equivalents [Line Items]
Derivative warrant liability	$ 5,281,750
Fair value of derivative liability	224,474
Cash [Member]
Cash and Cash Equivalents [Line Items]
Asset held in trust	508
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Asset held in trust	$ 117,321,000